Digital Currency and Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Digital Currency and Risk Management [Abstract]
Schedule of digital currency and risk management [Table Text Block]
Impact of 5% variance in price
Bitcoin	$3,288,609
Ethereum Classic	5,864